Convertible Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Convertible Notes Payable

Note 10 - Convertible Notes Payable

On January 20, 2025 the Company entered into a convertible note agreement with Bigger Capital LLP (i) a secured convertible note in the principal amount of $1.75 million maturing on December 31, 2026 (the “Secured Convertible Bigger Note”); and (ii) a convertible note in the principal amount of $3.5 million maturing June 30, 2025 (the “Convertible Bigger Note,” and, together with the Secured Convertible Bigger Note, the “Bigger Notes”). The Bigger Settlement Agreement was filed with the 2024 Annual Report on Form 10-K as Exhibit 10.32. The Secured Convertible Bigger Note and Secured Convertible Note were also filed with the 2024 Annual Report on Form 10-K as Exhibits 4.5 and 4.6. The notes entered were due to a legal settlement and no cash was received. This amount was recorded as a loss on settlement as of December 31, 2024.

Interest expense related to the above Notes for the three months ended March 31, 2025 was $91,875.

Note 10 - Convertible Notes Payable

On April 20, 2022, the Company entered into a $1,500,000 Loan Agreement and a $500,000 Loan Agreement (collectively the “Agreements”). Pursuant to the Agreements, the Company issued two Convertible Promissory Notes in the principal amounts of $1,500,000 and $500,000 (the “Notes”). In connection with the Notes the Company issued Common Stock Purchase Warrants for 1,100,000 shares and 360,000 shares of the Company’s common stock (the “Warrants”). The Notes originally had a maturity date of October 20, 2022, but has been extended to January 31, 2024. In connection with the Notes, the Company issued a total of 250,000 shares as Origination Shares valued at fair market value of $277,500. There is no beneficial conversion feature since the conversion price is greater then the fair value of the shares. The Accrued interest and note converted to stock was paid in full on September 30, 2024.

The Notes have an original issuance discount of five percent (5%), $10,000 in legal fees, an interest rate of eight percent (8%), and a conversion price of $2.79 per share, subject to an adjustment downward if the Company is in default of the terms of the Notes. The Warrants have a five (5) year term, an exercise price of $2.79 per share, have a cashless conversion feature until such time as the shares underlying the Warrants are included in an effective registration and certain anti-dilution protection.

The fair value of origination shares and warrants issued in connection with the 2022 Note totals $984,477.

Interest expense for the year ended December 31, 2024 on the Notes totals $175,927. Total interest expense for the year ended December 31, 2023, totaled $171,433.

During the year ended December 31, 2023, the Notes were amended to change the conversion price of the Notes and exercise price of all outstanding warrants was reduced to $0.93 pursuant to down round protection provisions in the loan and warrant agreements and to extend the Notes to January 31, 2024. The change on the Notes conversion rate was a change from $2.79 and the change to the outstanding warrants exercise price was on 500,000 warrants with $6.00 price, 1,460,000 at $2.79 and 800,000 at $1.00. The amendment is considered a material modification of the Notes and the Company has used extinguishment accounting to account for the change. The fair value of the additional shares underlying the Note conversion and warrant exercise using the reduced conversion and exercise price was measured using the Black-Scholes valuation model. The fair value of the conversion feature totals $923,603 and the fair value of the warrants totals $196,730. The total loss on extinguishment of $1,120,333 has been included in other gains and losses. In December 2023, the $500,000 Note was converted into 537,634 shares of the Company’s common stock as payment of the principal in full. In September 30, 2024, the remaining balance of $1,500,000 was converted to stock and paid in full.

On January 20, 2025 the Company entered into a convertible note agreement with Bigger Capital LLP (i) a secured convertible note in the principal amount of $1.75 million maturing on December 31, 2026 (the “Secured Convertible Bigger Note”); and (ii) a convertible note in the principal amount of $3.5 million maturing June 30, 2025 (the “Convertible Bigger Note,” and, together with the Secured Convertible Bigger Note, the “Bigger Notes”). The Bigger Settlement Agreement is filed herein as Exhibit 10.32. The Secured Convertible Bigger Note is filed herein as Exhibit 4.5 and the Convertible Bigger Note is filed herein as Exhibit 4.6. The notes entered were due to a legal settlement and no cash was received. This amount was recorded as a loss on settlement.

The following table sets forth a summary of the principal balances of the Company’s convertible promissory notes activity for the years ended December 31, 2024 and 2023:

Principal Balance, December 31, 2023	$1,500,000
Note converted to stock – paid in full	(1,500,000)
Convertible Note issued in settlement to Bigger Capital	$5,250,000
Principal Balance, December 31, 2024	$5,250,000